Commitments And Contingencies - Schedule of Outstanding Purchase Commitments (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
For the year ending December 31, 2023	¥ 25,341	$ 3,674